Forum Real Estate Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Units/ Shares		Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - EQUITY — 4.6%
	COMMON EQUITY — 1.7%
40	CRIMSON DEVCO, LLC(a),(b),(c),(d)	N/A	N/A	$1,000,000
	PREFERRED EQUITY — 2.9%
24	CRIMSON PE BS, LLC(b),(c),(e)	11.0000: Cash: 7.5000; PIK: 3.5000	11/30/22	638,500
16	CRIMSON PE PP, LLC(a),(b),(c)	13.0000: Cash: 7.0000; PIK: 6.0000	07/01/23	385,373
657,620	IOTA Multifamily Development(b),(c),(e)	12.2500	04/01/25	657,620
				1,681,493
	TOTAL PRIVATE INVESTMENTS - EQUITY
	(Cost $2,614,824)			2,681,493

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	PRIVATE INVESTMENTS - MEZZANINE LOANS — 39.0%
99,376	Advantis MCA FV, LLC(b),(c),(e)	TSFR1M+11.90%	14.6800	07/22/25	99,376
8,000,000	Bruckner Mezzanine Loan(b),(c),(e),(f)	Cash: LIBOR+10%; LIBOR floor 1.65%	12.6330	03/31/24	8,000,000
2,082,691	FCREIF Eastlake Thornton, LLC(b),(c),(e),(f),(g)	LIBOR+8%; LIBOR floor 2.35%	11.1210	12/30/22	2,082,691
2,092,428	FCREIF Nimbus Everett(b),(c),(e),(h),(i)	Cash: 6%, PIK: 6%	12.0000	08/31/23	2,092,428
2,158,031	FCREIF Van Ness(b),(c),(e),(f),(j)	Cash: 5%, PIK : 7.5%	12.5000	07/23/24	2,158,031
1,468,303	Lexington So Totowa, LLC(b),(c),(e),(f)	Cash: TSFR1M + 11.25%	13.5337	12/31/22	1,468,303
4,112,416	Royal Urban Renewal, LLC Loan(b),(c),(e),(f)	Cash: 6.5%, PIK: 5.5%	12.0000	10/01/24	4,112,416
2,403,393	Trent Development - Kerf Apartments Loan(b),(c),(e),(i)	Cash: 6%, PIK: 6%	12.0000	09/23/23	2,403,393
228,998	West University Gainsville Mezz, LLC(b),(c),(e)	SOFR30A + 10.35%; SOFRA30A floor 0.25%	12.6350	12/03/24	228,998
	TOTAL PRIVATE INVESTMENTS - MEZZANINE LOANS (Cost $22,641,591)				22,645,636

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.9%
	REAL ESTATE INVESTMENT TRUSTS — 1.9%
18,000	Annaly Capital Management, Inc.(k),(l)	US0003M + 4.993%	8.6671	Perpetual	428,940
11,000	Armada Hoffler Properties, Inc.(k)	N/A	6.7500	Perpetual	252,010
12,500	Hersha Hospitality Trust(k)	N/A	6.5000	Perpetual	240,750
13,000	Pebblebrook Hotel Trust(k)	N/A	5.7000	Perpetual	219,050
	TOTAL PREFERRED STOCKS
	(Cost $1,266,480)				1,140,750

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 69.7%
	AGENCY CMBS — 16.5%
1,040,000	Freddie Mac Multifamily Structured Credit Risk(l),(m)	SOFR30A + 7.750%	10.0307	01/25/51	1,001,398
2,689,922	FREMF 2019-KF70 Mortgage Trust(l),(m),(n)	US0001M + 6.000%	8.5534	09/25/29	2,660,440
1,000,000	Multifamily Connecticut Avenue Securities Trust 2019-01(l),(m)	US0001M + 5.500%	8.5840	10/25/49	949,271
1,500,000	Multifamily Connecticut Avenue Securities Trust 2019-01(l),(m)	US0001M + 8.750%	11.8340	10/25/49	1,496,666

Forum Real Estate Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
3,500,000	Multifamily Connecticut Avenue Securities Trust 2020-01(l),(m)	US0001M + 7.500%	10.5840	03/25/50	$3,455,326
					9,563,101
	NON-AGENCY CMBS — 53.2%
55,173,911	BBCMS Trust 2015-VFM(l),(m)	N/A	0.4321	03/12/36	436,693
5,000,000	BPR Trust 2022-OANA(l),(m),(n)	TSFR1M + 3.695%	6.5404	04/15/37	4,816,570
3,969,927	BX Commercial Mortgage Trust 2021-SOAR(l),(m),(n)	US0001M + 3.750%	6.5680	06/15/38	3,645,441
1,500,000	CSMC 2020-TMIC(l),(m),(n)	US0001M + 6.750%	9.5680	12/15/35	1,489,693
4,040,559	CSMC 2021-WEHO(l),(m),(n)	US0001M + 3.969%	6.7873	04/15/23	3,947,048
5,800,000	DBCCRE 2014-ARCP Mortgage Trust(l),(m)	N/A	5.0990	01/10/34	5,049,967
2,882,261	Extended Stay America Trust 2021-ESH(l),(m),(n)	US0001M + 3.700%	6.5180	07/15/38	2,734,237
2,500,000	Great Wolf Trust 2019-WOLF(l),(m)	US0001M + 3.131%	5.9490	12/15/36	2,368,542
1,950,000	MBRT 2019-MBR(l),(m)	US0001M + 5.200%	8.0180	11/15/36	1,855,295
4,000,000	Med Trust 2021-MDLN(l),(m),(n)	US0001M + 5.250%	8.0680	11/15/38	3,703,176
1,000,000	TPI RE-REMIC Trust 2022-FRR1(m)	N/A	0.0000	07/25/46	901,636
					30,948,298
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $42,700,470)				40,511,399

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 10.9%
	MONEY MARKET FUNDS — 10.9%
6,317,530	UMB Money Market Fiduciary, Institutional, 0.01%(o)	6,317,530
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,317,530)	6,317,530
	TOTAL INVESTMENTS — 126.1%
	(Cost $75,540,895)	$73,296,808
	LIABILITIES IN EXCESS OF OTHER ASSETS – (26.1)%	(15,183,125)
	TOTAL NET ASSETS – 100.0%	$58,113,683

Principal Amount ($)		Interest Rate (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (25.1)%
(1,003,000)	Lucid Management Reverse Repo AJ	4.0848	10/13/22	(1,003,000)
(3,389,000)	Lucid Management Reverse Repo BPR	3.9000	10/13/22	(3,389,000)
(1,773,000)	Lucid Management Reverse Repo ESAF	4.0349	10/13/22	(1,773,000)
(2,472,000)	Royal Bank Canada Reverse Repo CSM	4.2900	10/28/22	(2,472,000)
(1,714,000)	Royal Bank Canada Reverse Repo UAJ	4.1600	11/10/22	(1,714,000)
(2,117,000)	Royal Bank Canada Reverse Repo WAU	4.0400	12/19/22	(2,117,000)
(2,147,000)	Royal Bank Canada Reverse Repo YBA	4.0600	11/10/22	(2,147,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $(14,615,000))			(14,615,000)

LLC – Limited Liability Company
LIBOR – London Inter-Bank Offered Rate
PIK – Payment In Kind
TSFR1M – 1 Month Term SOFR Secured Overnight Financing Rate
SOFR30A – United States 30 Day Average SOFR Secured Overnight Financing Rate
US0003M – ICE LIBOR USD 3 Month
US0001M – ICE LIBOR USD 1 Month
REMIC – Real Estate Mortgage Investment Conduit

(a) Affiliated investment for which ownership exceeds 25% of the investment's capital.

Forum Real Estate Income Fund

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

(b) Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represent 44% of Net Assets. The total value of these securities is $25,327,129.
(c) The value of this security has been determined in good faith under policies adopted by the Board of Trustees. Level 3 securities fair valued under procedures established by the Board of Trustees, represents 43.58% of Net Assets. The total value of these securities is $25,327,129.
(d) Non-income producing security.
(e) Affiliated in investment in which ownership exceeds 5% of the investment's capital.
(f) Cash portion of interest is included in principal of loans.
(g) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Eastlake Thornton, LLC.
(h) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC.
(i) Interest on loans funded from interest reserve.
(j) The Fund's ownership of this investment is through a wholly owned subsidiary, FCREIF Van Ness SFO, LLC.
(k) Perpetual security. Maturity date is not applicable.
(l) Variable or floating rate security, the interest of which adjusts periodically based on changes in current interest rates an prepayments on the underlying pool of assets. The rate shown represents the rate on September 30, 2022.
(m) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $40,511,399, which represents 69.71% of total net assets of the Fund.
(n) This security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at September 30, 2022 was $20,840,581.
(o) Rate disclosed is the seven-day effective yield as of September 30, 2022.